Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Series A Preferred Stock [Member]	Total
Balance (in shares) at Dec. 31, 2015		16,501,500
Balance at Dec. 31, 2015		$ 16		$ 194,651	$ (131,251)	$ (11)		$ 63,405
Stock-based compensation expense				3,343				3,343
Net loss					(28,526)			(28,526)
Issuance of common stock upon ESPP purchase				11				11
Issuance of common stock upon ESPP purchase (in shares)		4,538
Balance (in shares) at Dec. 31, 2016		16,603,559
Balance at Dec. 31, 2016		$ 17		198,201	(159,777)			38,441
Stock-based compensation expense				3,227				3,227
Other comprehensive gain/(loss)						(14)		(14)
Net loss					(29,964)			(29,964)
Issuance of common stock upon ESPP purchase				130				130
Issuance of common stock upon ESPP purchase (in shares)		100,358
Issuance of common stock, net of issuance costs (in shares)	22,000	896,811
Issuance of common stock, net of issuance costs	$ 14,776	$ 1	$ 6,747	1,287			$ 21,523	1,288
Balance (in shares) at Dec. 31, 2017	22,000	17,674,729
Balance at Dec. 31, 2017	$ 21,523	$ 18		202,953	(189,741)	(14)		34,739
Stock-based compensation expense				821				821
Other comprehensive gain/(loss)						10		10
Net loss					(6,081)			(6,081)
Issuance of common stock upon ESPP purchase
Balance (in shares) at Mar. 31, 2018	22,000	17,674,729
Balance at Mar. 31, 2018	$ 21,523	$ 18		203,774	(195,822)	(4)		29,489
Balance (in shares) at Dec. 31, 2017	22,000	17,674,729
Balance at Dec. 31, 2017	$ 21,523	$ 18		202,953	(189,741)	(14)		34,739
Net loss								(15,470)
Balance (in shares) at Sep. 30, 2018	22,000	19,221,292
Balance at Sep. 30, 2018	$ 21,523	$ 19		208,536	(205,211)	4		24,871
Balance (in shares) at Dec. 31, 2017	22,000	17,674,729
Balance at Dec. 31, 2017	$ 21,523	$ 18		202,953	(189,741)	(14)		34,739
Stock-based compensation expense				3,429				3,429
Other comprehensive gain/(loss)						19		19
Net loss					(20,729)			(20,729)
Issuance of common stock upon ESPP purchase				132				132
Issuance of common stock upon ESPP purchase (in shares)		74,343
Issuance of common stock, net of issuance costs (in shares)		1,494,579
Issuance of common stock, net of issuance costs		$ 1		2,852				2,853
Balance (in shares) at Dec. 31, 2018	22,000	19,243,651
Balance at Dec. 31, 2018	$ 21,523	$ 19		209,366	(210,470)	5		20,443
Balance (in shares) at Mar. 31, 2018	22,000	17,674,729
Balance at Mar. 31, 2018	$ 21,523	$ 18		203,774	(195,822)	(4)		29,489
Stock-based compensation expense				922				922
Other comprehensive gain/(loss)						5		5
Net loss					(4,879)			(4,879)
Issuance of common stock upon ESPP purchase				84				84
Issuance of common stock upon ESPP purchase (in shares)		51,984
Balance (in shares) at Jun. 30, 2018	22,000	17,726,713
Balance at Jun. 30, 2018	$ 21,523	$ 18		204,780	(200,701)	1		25,621
Stock-based compensation expense				904				904
Other comprehensive gain/(loss)						3		3
Net loss					(4,510)			(4,510)
Issuance of common stock upon ESPP purchase
Issuance of common stock upon ESPP purchase (in shares)
Issuance of common stock, net of issuance costs (in shares)		1,494,579
Issuance of common stock, net of issuance costs		$ 1		2,852				2,853
Balance (in shares) at Sep. 30, 2018	22,000	19,221,292
Balance at Sep. 30, 2018	$ 21,523	$ 19		208,536	(205,211)	4		24,871
Balance (in shares) at Dec. 31, 2018	22,000	19,243,651
Balance at Dec. 31, 2018	$ 21,523	$ 19		209,366	(210,470)	5		20,443
Conversion of Series A convertible preferred stock into Common Stock (in shares)	(340)
Conversion of Series A convertible preferred stock into Common Stock	$ (340)
Conversion of Series A convertible preferred stock into Common Stock (in shares)		341,743
Conversion of Series A convertible preferred stock into Common Stock				340
Stock-based compensation expense				780				780
Other comprehensive gain/(loss)						(2)		(2)
Net loss					(6,531)			(6,531)
Balance (in shares) at Mar. 31, 2019	21,660	19,585,394
Balance at Mar. 31, 2019	$ 21,183	$ 19		210,486	(217,001)	3		14,690
Balance (in shares) at Dec. 31, 2018	22,000	19,243,651
Balance at Dec. 31, 2018	$ 21,523	$ 19		209,366	(210,470)	5		20,443
Net loss								(13,382)
Balance (in shares) at Sep. 30, 2019	21,660	19,585,394
Balance at Sep. 30, 2019	$ 21,183	$ 19		210,683	(223,852)	2		8,035
Balance (in shares) at Mar. 31, 2019	21,660	19,585,394
Balance at Mar. 31, 2019	$ 21,183	$ 19		210,486	(217,001)	3		14,690
Conversion of Series A convertible preferred stock into Common Stock
Conversion of Series A convertible preferred stock into Common Stock
Stock-based compensation expense				101				101
Other comprehensive gain/(loss)						1		1
Net loss					(5,315)			(5,315)
Balance (in shares) at Jun. 30, 2019	21,660	19,585,394
Balance at Jun. 30, 2019	$ 21,183	$ 19		210,587	(222,316)	4		9,477
Conversion of Series A convertible preferred stock into Common Stock
Conversion of Series A convertible preferred stock into Common Stock
Stock-based compensation expense				96				96
Other comprehensive gain/(loss)						(2)		(2)
Net loss					(1,536)			(1,536)
Balance (in shares) at Sep. 30, 2019	21,660	19,585,394
Balance at Sep. 30, 2019	$ 21,183	$ 19		$ 210,683	$ (223,852)	$ 2		$ 8,035